Accrued Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities Current [Abstract]
Accrued voyage expenses	$ 1,979	$ 2,410
Accrued loan interest	579	780
Accrued legal and professional fees	1,318	409
Total accrued expenses	$ 3,876	$ 3,599